Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	6,525,244	4,246,198	9,254,224
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 4.17	$ 5.70	$ 6.17
Number of share options granted in share-based payment arrangement	2,057,589	2,782,317	1,617,870
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.75	$ 2.68	$ 4.23
Number of share options exercised in share-based payment arrangement			(300,000)
Weighted average exercise price of share options exercised in share-based payment arrangement			$ 3.47
Number of share options forfeited in share-based payment arrangement	(437,084)	(3,500)	(71,875)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 1.57	$ 4.52	$ 5.68
Number of share options expired in share-based payment arrangement	(1,334,433)	(499,771)	(6,254,021)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 5.54	$ 8.78	$ 6.17
Number of share options outstanding in share-based payment arrangement at end of period	6,811,316	6,525,244	4,246,198
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 3.04	$ 4.17	$ 5.70